Schedule of Estimated Using the Binomial Model to Determine the Fair Value of Warrant Liabilities (Details)					3 Months Ended			6 Months Ended			9 Months Ended			12 Months Ended
		Feb. 16, 2021 USD ($) $ / shares	Feb. 09, 2021 USD ($) $ / shares	Aug. 14, 2020 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares		Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares		Dec. 31, 2019 USD ($)	Sep. 30, 2021 USD ($) $ / shares		Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares		Jun. 30, 2020 USD ($) $ / shares		Jun. 30, 2019 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant liabilities, fair value								$ (10,503,941)		$ 10,629,119	$ (22,172,681)		$ (1,096,476)			$ 18,843,947		$ (1,892,488)
Change in derivative liability					$ 6,460,513		$ 9,311,304	$ 10,503,941		$ (10,629,119)	$ 22,172,679		$ (1,096,476)			$ (18,843,947)		$ 1,892,488
Warrant Liabilities [Member] | August 2020 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares				$ 0.42	$ 0.14			$ 0.41			$ 0.14			$ 0.41
Warrant liabilities, fair value				$ 15,746,380				$ 14,493,215			$ 2,085,987			$ 14,493,215
Change in derivative liability								$ 1,253,165			$ 12,407,228
Warrant Liabilities [Member] | August 2020 Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant liabilities, fair value measurement input, conversion features term				1112 days	700 days			973 days			700 days			973 days
Warrant Liabilities [Member] | August 2020 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
(i)				100	100			100			100			100
Warrant Liabilities [Member] | August 2020 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
(i)				1.53	0.41			1.31			0.41			1.31
Warrant Liabilities [Member] | August 2020 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
(i)				0	0			0			0			0
Warrant Liabilities [Member] | August 2019 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares					$ 0.14	[1]		$ 0.41	[1],[2]		$ 0.14	[1]		$ 0.41	[1],[2]	$ 0.73	[2]
Warrant liabilities, fair value								$ 5,922,270	[2]		$ 1,282,713	[1]		$ 5,922,270	[1]	$ 11,631,921	[2]
Change in derivative liability								$ 5,709,651	[2]		$ 4,639,557	[1]
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant liabilities, fair value measurement input, conversion features term					1553 days	[1]					1553 days	[1]				397 days	[2]
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant liabilities, fair value measurement input, conversion features term	[1],[2]							213 days						213 days
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant liabilities, fair value measurement input, conversion features term	[1]							1826 days						1826 days
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
(i)					100	[1]		100	[1],[2]		100	[1]		100	[1],[2]	100	[2]
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
(i)					0.84	[1]		0.81	[1],[2]		0.84	[1]		0.81	[1],[2]	1.11	[2]
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
(i)					0	[1]		0	[1],[2]		0	[1]		0	[1],[2]	0	[2]
Warrant Liabilities [Member] | December 2017 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares																$ 0.73
Warrant liabilities, fair value								$ 0								$ 0
Change in derivative liability								$ 0
Warrant Liabilities [Member] | December 2017 Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant liabilities, fair value measurement input, conversion features term																166 days
Warrant Liabilities [Member] | December 2017 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
(i)																100
Warrant Liabilities [Member] | December 2017 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
(i)																0.69
Warrant Liabilities [Member] | August 2018 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares								$ 0.41						$ 0.41		$ 0.73
Warrant liabilities, fair value								$ 0								$ 6,132
Change in derivative liability								$ 6,132
Warrant Liabilities [Member] | August 2018 Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant liabilities, fair value measurement input, conversion features term								221 days						221 days		405 days
Warrant Liabilities [Member] | August 2018 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
(i)								100						100		100
Warrant Liabilities [Member] | August 2018 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
(i)								1.23						1.23		1.20
Warrant Liabilities [Member] | August 2018 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
(i)								0						0		0
Warrant Liabilities [Member] | November 2018 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares					$ 0.14			$ 0.41	[3]		$ 0.14			$ 0.41	[3]	$ 0.73	[3]
Warrant liabilities, fair value								$ 52,540						$ 52,540		$ 206,253
Change in derivative liability								$ 153,713			$ 52,540
Warrant Liabilities [Member] | November 2018 Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant liabilities, fair value measurement input, conversion features term					59 days			332 days			59 days			332 days		516 days
Warrant Liabilities [Member] | November 2018 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
(i)					100			100			100			100		100
Warrant Liabilities [Member] | November 2018 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
(i)					0.92			1.09			0.92			1.09		1.34
Warrant Liabilities [Member] | November 2018 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
(i)					0			0			0			0		0
Warrant Liabilities [Member] | June 2019 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares	[4]				$ 0.14			$ 0.41			$ 0.14			$ 0.41
Warrant liabilities, fair value								$ 3,438,839	[3]		$ 837,368	[4]		$ 3,438,839	[4]	$ 6,582,920	[3]
Change in derivative liability								$ 3,144,081	[3]		$ 2,601,471	[4]
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant liabilities, fair value measurement input, conversion features term					1553 days	[4]		1826 days	[2],[3],[4]		1553 days	[4]		1826 days	[2],[3],[4]	363 days	[3]
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
(i)					100	[4]		100	[3],[4]		100	[4]		100	[3],[4]	100	[3]
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
(i)					0.84	[4]		0.85	[3],[4]		0.84	[4]		0.85	[3],[4]	1.15	[3]
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
(i)					0	[4]		0	[3],[4]		0	[4]		0	[3],[4]	0	[3]
Warrant Liabilities [Member] | February Two Thousand Twenty One Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares		$ 0.29	$ 0.27		$ 0.14						$ 0.14
Warrant liabilities, fair value		$ 3,813,103	$ 3,813,103								$ 1,440,591
Change in derivative liability											$ 2,372,512
Warrant Liabilities [Member] | February Two Thousand Twenty One Issuance [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant liabilities, fair value measurement input, conversion features term		1826 days	1826 days		1593 days						1593 days
Warrant Liabilities [Member] | February Two Thousand Twenty One Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
(i)		100	100		100						100
Warrant Liabilities [Member] | February Two Thousand Twenty One Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
(i)		0.49	0.49		0.89						0.89
Warrant Liabilities [Member] | February Two Thousand Twenty One Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
(i)		0	0		0			0			0			0

[1]	In December 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025 for 17,920,000 warrants. The terms of the remaining 2,752,900 warrants remain unchanged.
[2]	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025 for 17,920,000 warrants. The terms of the remaining 2,752,900 warrants remain unchanged.
[3]	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025 for 11,660,000 warrants.
[4]	In December 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025 for 11,660,000 warrants.